CONSOLIDATED STATEMENT OF STOCKHOLDERS` EQUITY (USD $)	Accounts Payable [Member] Common Stock [Member]	Accounts Payable [Member] Additional Paid-in Capital [Member]	Accounts Payable [Member]	Convertible Note [Member] Common Stock [Member]	Convertible Note [Member] Additional Paid-in Capital [Member]	Convertible Note [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.03 Per Share [Member] Common Stock [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.03 Per Share [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.03 Per Share [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.13 Per Share [Member] Common Stock [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.13 Per Share [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.13 Per Share [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012													$ 170	$ 12,514	$ 6,552,878	$ (17,607,981)	$ (11,042,419)
Balance (in Shares) at Dec. 31, 2012													1,700,000	125,135,096
Conversion of note payable-former Affiliate to equity														369	552,994		553,363
Conversion of note payable-former Affiliate to equity (in Shares)														3,686,634
Conversion of preferred shares to common shares													(95)	1,399	(1,304)
Conversion of preferred shares to common shares (in Shares)													(949,932)	13,991,162
Return of shares from Founder														(1,658)	1,658
Return of shares from Founder (in Shares)														(16,572,980)
Conversion of notes payable and accrued interest into common stock							2,000	542,106	544,106	1,940	2,518,060	2,520,000
Conversion of notes payable and accrued interest into common stock (in Shares)							20,000,000			19,400,000
Shares issued in settlement	118	276,921	277,039
Shares issued in settlement (in Shares)	1,178,069
Reclassification of derivative liabilities to equity															6,384,814		6,384,814
Reclassification of warrants as derivative liabilities															(2,013,972)		(2,013,972)
Loss on debt modification of notes payable															6,810,982		6,810,982
Stock based compensation															551,483		551,483
Beneficial conversion feature associated with notes payable															268,210		268,210
Net loss																(6,823,789)	(6,823,789)
Shares issued in connection with exercise of options (in Shares)
Shares issued to third party as debt discount in connection with notes payable														120	229,571		229,691
Shares issued to third party as debt discount in connection with notes payable (in Shares)														1,200,000
Shares issued as deferred financing costs in connection with notes payable														100	171,900		172,000
Shares issued as deferred financing costs in connection with notes payable (in Shares)														1,000,000
Shares issued to acquire software														100	149,900		150,000
Shares issued to acquire software (in Shares)														1,000,000			1,000,000
Vesting of restricted stock units (prior year accrual of $872,387)														667	1,783,347		1,784,014
Vesting of restricted stock units (prior year accrual of $872,387) (in Shares)														6,673,127
Sale of common stock associated with private transaction														1,155	1,499,845		1,501,000
Sale of common stock associated with private transaction (in Shares)														11,546,154
Balance at Dec. 31, 2013													75	18,824	26,279,393	(24,431,770)	1,866,522
Balance (in Shares) at Dec. 31, 2013													750,068	188,237,262
Conversion of preferred shares to common shares													(59)	866	(807)
Conversion of preferred shares to common shares (in Shares)													(588,241)	8,663,343
Net shares cancelled in exchange for option exercise														(1)	1
Net shares cancelled in exchange for option exercise (in Shares)														(11,112)
Shares issued in settlement				696	549,304	550,000
Shares issued in settlement (in Shares)				6,957,509
Shares issued as inducement to settle convertible notes														22	37,323		37,345
Shares issued as inducement to settle convertible notes (in Shares)														220,000
Loss on warrant modification															460,949		460,949
Loss on debt conversion inducement															376,572		376,572
Reclassification of derivative liabilities to equity
Reclassification of warrants as derivative liabilities
Stock based compensation														445	3,731,470		3,731,915
Stock based compensation (in Shares)														4,442,154
Net loss																(7,735,464)	(7,735,464)
Shares issued in connection with exercise of warrants														2,049	1,022,509		1,024,558
Shares issued in connection with exercise of warrants (in Shares)														20,491,164
Shares issued for services rendered														156	195,312		195,468
Shares issued for services rendered (in Shares)														1,559,988
Shares issued in connection with exercise of options														32	21,696		21,728
Shares issued in connection with exercise of options (in Shares)														320,000
Sale of common stock associated with private transaction														1,425	1,328,575		1,330,000
Sale of common stock associated with private transaction (in Shares)														14,250,000
Balance at Dec. 31, 2014													16	24,514	34,002,297	(32,167,234)	1,859,593
Balance (in Shares) at Dec. 31, 2014													161,827	245,130,308
Conversion of preferred shares to common shares													(16)	238	(222)
Conversion of preferred shares to common shares (in Shares)													(161,827)	2,382,312
Reclassification of derivative liabilities to equity
Reclassification of warrants as derivative liabilities
Stock based compensation														109	56,045		56,154
Stock based compensation (in Shares)														1,090,487
Net loss																(608,845)	(608,845)
Shares issued for services rendered														39	59,840		59,879
Shares issued for services rendered (in Shares)														393,473
Balance at Mar. 31, 2015														$ 24,900	$ 34,117,960	$ (32,776,079)	$ 1,366,781
Balance (in Shares) at Mar. 31, 2015														248,996,580